Right-of-use assets and Lease liabilities - Details of Non-Current Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 60,801	$ 56,966
Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	63,169	60,236
Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	34,609	24,281
Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	27,885	32,165
Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	675	3,790
Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	60,801	56,966
Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	32,687	23,276
Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	27,456	30,185
Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 658	$ 3,505
Contract Supplier | SQM Salar S.A. 1 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.42%	2.61%
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 22,761	$ 2,255
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	17,661	1,176
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	5,100	1,079
Contract Supplier | SQM Salar S.A. 1 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	21,644	2,197
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	16,676	1,133
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,968	1,064
Contract Supplier | SQM Salar S.A. 1 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Salar S.A. 2 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.39%	2.88%
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 1,873	$ 9,913
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,565	6,185
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	308	3,728
Contract Supplier | SQM Salar S.A. 2 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,811	9,531
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,505	5,901
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	306	3,630
Contract Supplier | SQM Salar S.A. 2 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Industrial S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.02%	2.06%
Contract Supplier | SQM Industrial S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 37	$ 9,704
Contract Supplier | SQM Industrial S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	37	3,799
Contract Supplier | SQM Industrial S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	5,594
Contract Supplier | SQM Industrial S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	311
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	36	8,970
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	36	3,348
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	5,312
Contract Supplier | SQM Industrial S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 310
Contract Supplier | SQM Industrial S.A. 1 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.10%
Contract Supplier | SQM Industrial S.A. 1 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 7,770
Contract Supplier | SQM Industrial S.A. 1 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,730
Contract Supplier | SQM Industrial S.A. 1 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	4,040
Contract Supplier | SQM Industrial S.A. 1 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Industrial S.A. 1 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	7,287
Contract Supplier | SQM Industrial S.A. 1 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,382
Contract Supplier | SQM Industrial S.A. 1 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,905
Contract Supplier | SQM Industrial S.A. 1 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | Soquimich Comercial S.A. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.23%	2.97%
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 2,012	$ 2,994
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,650	1,844
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	362	969
Contract Supplier | Soquimich Comercial S.A. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	181
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,931	3,131
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,574	2,020
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	357	938
Contract Supplier | Soquimich Comercial S.A. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 173
Contract Supplier | Orcoma SpA | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	6.80%	6.80%
Contract Supplier | Orcoma SpA | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 72	$ 81
Contract Supplier | Orcoma SpA | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	18	18
Contract Supplier | Orcoma SpA | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	26	26
Contract Supplier | Orcoma SpA | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	28	37
Contract Supplier | Orcoma SpA | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	55	61
Contract Supplier | Orcoma SpA | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	11	8
Contract Supplier | Orcoma SpA | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	19	12
Contract Supplier | Orcoma SpA | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 25	$ 41
Contract Supplier | SQM North América Corp. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.52%	4.99%
Contract Supplier | SQM North América Corp. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 568	$ 789
Contract Supplier | SQM North América Corp. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	562	524
Contract Supplier | SQM North América Corp. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6	265
Contract Supplier | SQM North América Corp. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM North América Corp. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	548	744
Contract Supplier | SQM North América Corp. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	542	484
Contract Supplier | SQM North América Corp. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	6	260
Contract Supplier | SQM North América Corp. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	9.75%	6.79%
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 1,340	$ 91
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	766	91
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	574	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,212	90
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	663	90
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	549	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 1 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	4.46%	5.25%
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 1,521	$ 4,328
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,521	3,197
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	1,131
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,489	4,145
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,489	3,040
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	1,105
Contract Supplier | SQM Comercial De México S.A. De C.V. 2 | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Australia Pty | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	5.29%	4.92%
Contract Supplier | SQM Australia Pty | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 19,251	$ 23,860
Contract Supplier | SQM Australia Pty | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,253	5,624
Contract Supplier | SQM Australia Pty | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15,998	18,236
Contract Supplier | SQM Australia Pty | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Australia Pty | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	19,247	22,534
Contract Supplier | SQM Australia Pty | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	3,249	5,618
Contract Supplier | SQM Australia Pty | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	15,998	16,916
Contract Supplier | SQM Australia Pty | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM África Pty | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	9.43%	9.20%
Contract Supplier | SQM África Pty | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 1,222	$ 2,526
Contract Supplier | SQM África Pty | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,222	1,276
Contract Supplier | SQM África Pty | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	591
Contract Supplier | SQM África Pty | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	659
Contract Supplier | SQM África Pty | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,105	2,246
Contract Supplier | SQM África Pty | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,105	1,182
Contract Supplier | SQM África Pty | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	483
Contract Supplier | SQM África Pty | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 581
Contract Supplier | SQM Colombia S.A.S. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	14.83%	2.17%
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 1,200	$ 1
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,200	1
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Colombia S.A.S. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,198	1
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,198	1
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	0
Contract Supplier | SQM Colombia S.A.S. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 0
Contract Supplier | SQM Europe N.V. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.07%	1.30%
Contract Supplier | SQM Europe N.V. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 3,072	$ 3,556
Contract Supplier | SQM Europe N.V. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	970	485
Contract Supplier | SQM Europe N.V. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,455	485
Contract Supplier | SQM Europe N.V. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	647	2,586
Contract Supplier | SQM Europe N.V. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	2,788	3,181
Contract Supplier | SQM Europe N.V. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	823	393
Contract Supplier | SQM Europe N.V. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	1,332	405
Contract Supplier | SQM Europe N.V. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 633	$ 2,383
Contract Supplier | SQM Iberian | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	3.25%	3.25%
Contract Supplier | SQM Iberian | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 92	$ 138
Contract Supplier | SQM Iberian | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	76	61
Contract Supplier | SQM Iberian | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	16	61
Contract Supplier | SQM Iberian | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0	16
Contract Supplier | SQM Iberian | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	76	135
Contract Supplier | SQM Iberian | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	60	58
Contract Supplier | SQM Iberian | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	16	60
Contract Supplier | SQM Iberian | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0	$ 17
Contract Supplier | SQM Commercial Peru S.A.C. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	8.01%
Contract Supplier | SQM Commercial Peru S.A.C. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 94
Contract Supplier | SQM Commercial Peru S.A.C. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	94
Contract Supplier | SQM Commercial Peru S.A.C. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Commercial Peru S.A.C. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Commercial Peru S.A.C. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	94
Contract Supplier | SQM Commercial Peru S.A.C. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	94
Contract Supplier | SQM Commercial Peru S.A.C. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Commercial Peru S.A.C. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM Soquimich Brasil | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.62%
Contract Supplier | SQM Soquimich Brasil | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 21
Contract Supplier | SQM Soquimich Brasil | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	21
Contract Supplier | SQM Soquimich Brasil | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Soquimich Brasil | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Soquimich Brasil | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	21
Contract Supplier | SQM Soquimich Brasil | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	21
Contract Supplier | SQM Soquimich Brasil | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Soquimich Brasil | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM India Private Limited | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.84%
Contract Supplier | SQM India Private Limited | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 18
Contract Supplier | SQM India Private Limited | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	18
Contract Supplier | SQM India Private Limited | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM India Private Limited | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM India Private Limited | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	18
Contract Supplier | SQM India Private Limited | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	18
Contract Supplier | SQM India Private Limited | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM India Private Limited | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM Japan Co. Ltd. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.38%
Contract Supplier | SQM Japan Co. Ltd. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 14
Contract Supplier | SQM Japan Co. Ltd. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	14
Contract Supplier | SQM Japan Co. Ltd. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Japan Co. Ltd. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Japan Co. Ltd. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	14
Contract Supplier | SQM Japan Co. Ltd. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	14
Contract Supplier | SQM Japan Co. Ltd. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM Japan Co. Ltd. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Non-current lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Effective rate	2.46%
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Nominal amounts
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 231
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Nominal amounts | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	231
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Nominal amounts | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Nominal amounts | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Amounts at amortized cost
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	227
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Amounts at amortized cost | Over 1 year to 2 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	227
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Amounts at amortized cost | Over 2 years to 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	0
Contract Supplier | SQM (Shanghai) Industrial Co, Ltd. | Amounts at amortized cost | Over 3 years to 4 years
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ 0